Consolidated Statements of Operations and Comrehensive Loss - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2022		Mar. 31, 2021		Jun. 30, 2021	Jun. 30, 2020
Revenues
Total Revenues	$ 2,964,111				$ 5,244,952				$ 50,000
Cost of Goods Sold	2,289,938				2,968,938
Gross Profit	674,173				2,276,014				50,000
Operating Costs:
Professional Fees	368,192		90,373		1,089,325		283,827		527,604	317,790
Marketing Expense	995,918				1,835,499
Travel and Meal Expenditures	37,246				83,708
Payroll Expense	175,197				488,435				68,588
Other General and Administrative Expenses	132,651		866		371,512		2,802		3,398	8,824
Total Operating Costs	1,709,204		91,239		3,868,479		286,629		599,590	326,614
Loss from Operations	(1,035,031)		(91,239)		(1,592,465)		(286,629)		(549,590)	(326,614)
Other Income/(Expense):
Gain on Batterfly Settlement									468,505
Loss on Extinguishment of Debt					15,525				(67,814)
Loss on Impairment of Intangibles					(1,522,597)				(10,036,200)
Interest Expense	(75,119)		(105,418)		(244,212)		(297,402)		(568,168)	(395,048)
Change in Fair Value of Derivative			5,003,769		1,577,001		9,127,156		7,274,230	(10,018,665)
Change in Fair Value of Contingent Liability	4,464,254				1,229,876
Gain on Forgiveness					15,525
Debt Discount Amortization					(80,369)
Other Income	(29)				14,979
Total Other Income (Expense)	4,389,106		4,898,351		990,203		8,829,754		(2,929,447)	(10,413,713)
Income/(Loss) Before Income Taxes	3,354,075		4,807,112		(602,262)		8,543,125		(3,479,037)	(10,740,327)
Provision for Income Taxes
Net Income/(Loss)	3,354,075		4,807,112		(602,262)		8,543,125		(3,479,037)	(10,740,327)
Other Comprehensive Loss:
Foreign Currency Translation Adjustment	(34,785)				(7,116)				(6,387)
Change in Value of Investment	(16,007)				(34,547)				(61,578)
Comprehensive Loss	$ 3,372,853		$ 4,807,112		$ (629,693)		$ 8,543,125		$ (3,547,002)	$ (10,740,327)
Earnings/(Loss) Per Share: Basic and Diluted		[1]		[1]		[1]		[1]	$ (0.00)	$ (0.01)
Weighted Average Number of Common Shares Outstanding: Basic and Diluted	1,642,083,987		1,259,831,337		1,642,083,987		1,259,831,337		1,262,254,090	1,259,831,337
Foreign currency translation adjustment	$ 34,785				$ 7,116				$ 6,387
Commissions And Fees [Member]
Revenues
Total Revenues	2,043,268				3,647,085
Investment Advisory [Member]
Revenues
Total Revenues	662,478				1,022,798
Administrative Service [Member]
Revenues
Total Revenues	257,922				504,290
License Income [Member]
Revenues
Total Revenues					50,000
App Development Income [Member]
Revenues
Total Revenues	$ 443				$ 20,779

[1]	Less than $0.01